Supplementary cash flow information - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ (6,768)	$ 3,728
Value-added and other tax receivables	(4,441)	1,713
Inventories	(58,059)	(17,855)
Accounts payable and accrued liabilities	20,386	10,429
Current taxes payables	9,201	3,996
Changes in non-cash working capital	$ (39,681)	$ 2,011